PER SHARE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations

A reconciliation of the numerators and the denominators of basic and diluted earnings per share computations are as follows:

	Years ended March 31,
	2015	2016	2017
	(Yen in millions except per share amounts)
Net income attributable to shareholders of Kyocera Corporation	¥115,875	¥109,047	¥103,843
Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	315.85	297.24	282.62
Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	315.85	297.24	282.62

	Years ended March 31,
	2015	2016	2017
	(shares in thousands)
Basic weighted average number of shares outstanding	366,864	366,859	367,428
Diluted weighted average number of shares outstanding	366,864	366,859	367,428

Cash Dividends Declared Per Share
The cash dividends declared per share is as follows:
	Years ended March 31,
	2015	2016	2017
	(per share of common stock)
Cash dividends declared per share	¥100.00	¥100.00	¥110.00